Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Cost of inventory used and services provided		$ 33		$ 907	$ 101
Gain on modification of building lease (notes 6 and 10)	$ (34)			(219)
Impairment of prepaid asset					169
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits				834	835
Consultant fees				137	151
Share-based compensation costs				143	731
Post-employment benefits				41
Key management personnel compensation				1,155	1,717
Salaries and short-term employee benefits				837	1,318
Share-based compensation costs				(98)	14
Post-employment benefits				141	262
Termination benefits					773
Other employees compensation				880	2,367
Cost of inventory used and services provided				907	101
Professional fees				1,380	2,287
Consulting fees				419	120
Insurance				645	663
Third-party research and development				175	480
Travel				51	130
Marketing services				32	2
Laboratory supplies				24	32
Other goods and services				72	112
Leasing costs, net of sublease receipts of $126 (2019 - $58)				104	238
Gain on modification of building lease (notes 6 and 10)				(219)
Impairment of right of use asset (note 6)					276
Impairment of prepaid asset					169
Depreciation and amortization				13	78
Depreciation of right of use assets (note 6)				165	177
Operating foreign exchange (gain) losses				(60)	44
Total operating expenses				$ 5,743	$ 8,993